Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2023
Basis of Presentation and General Information
Basis of Presentation and General Information

1. Basis of Presentation and General Information

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The reporting and functional currency of Danaos Corporation and its subsidiaries (the “Company”) is the United States Dollar.

Danaos Corporation, formerly Danaos Holdings Limited, was formed on December 7, 1998 under the laws of Liberia and is presently the sole owner of all outstanding shares of the companies listed below. Danaos Holdings Limited was redomiciled in the Marshall Islands on October 7, 2005. In connection with the redomiciliation, the Company changed its name to Danaos Corporation. On October 14, 2005, the Company filed and the Marshall Islands accepted Amended and Restated Articles of Incorporation. The authorized capital stock of Danaos Corporation is 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01. Refer to Note 18, “Stockholders’ Equity”.

The Company’s vessels operate worldwide, carrying containers and cargo for many established charterers.

The Company’s principal business is the acquisition and operation of vessels. Danaos conducts its operations through the vessel owning companies whose principal activity is the ownership and operation of vessels (refer to Note 2, “Significant Accounting Policies”) that are under the exclusive management of a related party of the Company (refer to Note 11, “Related Party Transactions”).

The consolidated financial statements of the Company have been prepared to reflect the consolidation of the companies listed below. The historical balance sheets and results of operations of the companies listed below have been reflected in the consolidated balance sheets and consolidated statements of income, consolidated statements of comprehensive income, cash flows and stockholders’ equity at and for each period since their respective incorporation or acquisition dates.

Impact of the wars in Ukraine and Gaza on the Company’s Business

The current conflict between Russia and Ukraine, and related sanctions imposed by the U.S., EU and others, adversely affect the crewing operations of the Company’s Manager, which has crewing offices in St. Petersburg, Odessa and Mariupol (damaged by the war), and trade patterns involving ports in the Black Sea or Russia, and as well as impacting world energy supply and creating uncertainties in the global economy, which in turn impact containership and drybulk demand. The extent of the impact will depend largely on future developments.

The war between Israel and Hamas in the Gaza Strip, potential disruption of shipping routes such as Houthi attacks in the Red Sea and the Gulf of Aden, has not affected the Company’s business to date; however, an escalation of these conflicts could have reverberations on the regional and global economies that could have the potential to adversely affect demand for cargoes and the Company’s business.

1. Basis of Presentation and General Information (Continued)

As of December 31, 2023, Danaos consolidated the vessel owning companies (the “Danaos Subsidiaries”) of container vessels and drybulk vessels listed below.

Container vessels:

			Year
Company	Date of Incorporation	Vessel Name	Built	TEU(1)
Megacarrier (No. 1) Corp.	September 10, 2007	Hyundai Honour	2012	13,100
Megacarrier (No. 2) Corp.	September 10, 2007	Hyundai Respect	2012	13,100
Megacarrier (No. 3) Corp.	September 10, 2007	Hyundai Smart	2012	13,100
Megacarrier (No. 4) Corp.	September 10, 2007	Hyundai Speed	2012	13,100
Megacarrier (No. 5) Corp.	September 10, 2007	Hyundai Ambition	2012	13,100
CellContainer (No. 6) Corp.	October 31, 2007	Express Berlin	2011	10,100
CellContainer (No. 7) Corp.	October 31, 2007	Express Rome	2011	10,100
CellContainer (No. 8) Corp.	October 31, 2007	Express Athens	2011	10,100
Karlita Shipping Co. Ltd.	February 27, 2003	Pusan C	2006	9,580
Ramona Marine Co. Ltd.	February 27, 2003	Le Havre	2006	9,580
Oceancarrier (No. 2) Corp.	October 15, 2020	Bremen	2009	9,012
Oceancarrier (No. 3) Corp.	October 15, 2020	C Hamburg	2009	9,012
Blackwell Seaways Inc.	January 9, 2020	Niledutch Lion	2008	8,626
Oceancarrier (No. 1) Corp.	February 19, 2020	Kota Manzanillo	2005	8,533
Springer Shipping Co.	April 29, 2019	Belita	2006	8,533
Teucarrier (No. 5) Corp.	September 17, 2007	CMA CGM Melisande	2012	8,530
Teucarrier (No. 1) Corp.	January 31, 2007	CMA CGM Attila	2011	8,530
Teucarrier (No. 2) Corp.	January 31, 2007	CMA CGM Tancredi	2011	8,530
Teucarrier (No. 3) Corp.	January 31, 2007	CMA CGM Bianca	2011	8,530
Teucarrier (No. 4) Corp.	January 31, 2007	CMA CGM Samson	2011	8,530
Oceanew Shipping Ltd.	January 14, 2002	Europe	2004	8,468
Oceanprize Navigation Ltd.	January 21, 2003	America	2004	8,468
Rewarding International Shipping Inc.	October 1, 2019	Kota Santos	2005	8,463
Boxcarrier (No. 2) Corp.	June 27, 2006	CMA CGM Musset	2010	6,500
Boxcarrier (No. 3) Corp.	June 27, 2006	CMA CGM Nerval	2010	6,500
Boxcarrier (No. 4) Corp.	June 27, 2006	CMA CGM Rabelais	2010	6,500
Boxcarrier (No. 5) Corp.	June 27, 2006	Racine (ex CMA CGM Racine)	2010	6,500
Boxcarrier (No. 1) Corp.	June 27, 2006	CMA CGM Moliere	2009	6,500
Expresscarrier (No. 1) Corp.	March 5, 2007	YM Mandate	2010	6,500
Expresscarrier (No. 2) Corp.	March 5, 2007	YM Maturity	2010	6,500
Kingsland International Shipping Limited	June 26, 2015	Catherine C (2)	2001	6,422
Leo Shipping and Trading S.A.	October 29, 2015	Leo C (2)	2002	6,422
Actaea Company Limited	October 14, 2014	Zim Savannah	2002	6,402
Asteria Shipping Company Limited	October 14, 2014	Dimitra C	2002	6,402
Averto Shipping S.A.	June 12, 2015	Suez Canal	2002	5,610
Sinoi Marine Ltd.	June 12, 2015	Kota Lima	2002	5,544
Oceancarrier (No. 4) Corp.	July 6, 2021	Wide Alpha	2014	5,466
Oceancarrier (No. 5) Corp.	July 6, 2021	Stephanie C	2014	5,466
Oceancarrier (No. 6) Corp.	July 6, 2021	Maersk Euphrates	2014	5,466
Oceancarrier (No. 7) Corp.	July 6, 2021	Wide Hotel	2015	5,466
Oceancarrier (No. 8) Corp.	July 6, 2021	Wide India	2015	5,466
Oceancarrier (No. 9) Corp.	July 6, 2021	Wide Juliet	2015	5,466
Continent Marine Inc.	March 22, 2006	Zim Monaco	2009	4,253
Medsea Marine Inc.	May 8, 2006	Dalian	2009	4,253
Blacksea Marine Inc.	May 8, 2006	Zim Luanda	2009	4,253
Bayview Shipping Inc.	March 22, 2006	Rio Grande	2008	4,253
Channelview Marine Inc.	March 22, 2006	Merve A (ex Zim Sao Paolo)	2008	4,253
Balticsea Marine Inc.	March 22, 2006	Kingston (ex Zim Kingston)	2008	4,253
Seacarriers Services Inc.	June 28, 2005	Seattle C	2007	4,253
Seacarriers Lines Inc.	June 28, 2005	Vancouver	2007	4,253
Containers Services Inc.	May 30, 2002	Tongala	2004	4,253
Containers Lines Inc.	May 30, 2002	Derby D	2004	4,253
Boulevard Shiptrade S.A	September 12, 2013	Dimitris C	2001	3,430
CellContainer (No. 4) Corp.	March 23, 2007	Express Spain	2011	3,400
CellContainer (No. 5) Corp.	March 23, 2007	Express Black Sea	2011	3,400
CellContainer (No. 1) Corp.	March 23, 2007	Express Argentina	2010	3,400
CellContainer (No. 2) Corp.	March 23, 2007	Express Brazil	2010	3,400
CellContainer (No. 3) Corp.	March 23, 2007	Express France	2010	3,400
Wellington Marine Inc.	January 27, 2005	Singapore	2004	3,314
Auckland Marine Inc.	January 27, 2005	Colombo	2004	3,314
Vilos Navigation Company Ltd.	May 30, 2013	Zebra	2001	2,602
Sarond Shipping Inc.	January 18, 2013	Artotina	2001	2,524
Trindade Maritime Company	April 10, 2013	Amalia C (3)	1998	2,452
Speedcarrier (No. 7) Corp.	December 6, 2007	Highway	1998	2,200
Speedcarrier (No. 6) Corp.	December 6, 2007	Progress C	1998	2,200
Speedcarrier (No. 8) Corp.	December 6, 2007	Bridge	1998	2,200
Speedcarrier (No. 1) Corp.	June 28, 2007	Phoenix D	1997	2,200
Speedcarrier (No. 2) Corp.	June 28, 2007	Advance	1997	2,200
Speedcarrier (No. 3) Corp.	June 28, 2007	Stride	1997	2,200
Speedcarrier (No. 5) Corp.	June 28, 2007	Future	1997	2,200
Speedcarrier (No. 4) Corp.	June 28, 2007	Sprinter	1997	2,200
Container vessels under construction:
Boxsail (No. 1) Corp.	March 4, 2022	Hull No. C7100-7	2024	7,165
Boxsail (No. 2) Corp.	March 4, 2022	Hull No. C7100-8	2024	7,165
Teushipper (No. 1) Corp.	March 14, 2022	Hull No. HN4009	2024	8,010
Teushipper (No. 2) Corp.	March 14, 2022	Hull No. HN4010	2024	8,010
Teushipper (No. 3) Corp.	March 14, 2022	Hull No. HN4011	2024	8,010
Teushipper (No. 4) Corp.	March 14, 2022	Hull No. HN4012	2024	8,010
Boxsail (No. 3) Corp.	March 4, 2022	Hull No. CV5900-07	2024	6,014
Boxsail (No. 4) Corp.	March 4, 2022	Hull No. CV5900-08	2025	6,014
Boxline (No. 1) Corp.	June 7, 2023	Hull No. YZJ2023-1556	2026	8,258
Boxline (No. 2) Corp.	June 7, 2023	Hull No. YZJ2023-1557	2026	8,258
(1)	Twenty-foot equivalent unit, the international standard measure for containers and containership capacity.
(2)	The Company completed the sale of the Catherine C and the Leo C in November 2022.
(3)	The Company held the Amalia C for sale as of December 31, 2022 and completed the sale in January 2023.

1. Basis of Presentation and General Information (Continued)

Capesize drybulk vessels:

			Year
Company	Date of Incorporation	Vessel Name	Built	DWT(4)
Bulk No. 1 Corp.	July 14, 2023	Integrity (6)	2010	175,996
Bulk No. 2 Corp.	July 14, 2023	Achievement (6)	2011	175,850
Bulk No. 3 Corp.	July 14, 2023	Ingenuity (6)	2011	176,022
Bulk No. 4 Corp.	July 14, 2023	Genius (6)	2012	175,580
Bulk No. 5 Corp.	July 14, 2023	Peace (5)	2010	175,858
Bulk No. 6 Corp.	September 15, 2023	W Trader (6)	2009	175,879
Bulk No. 7 Corp.	September 25, 2023	E Trader (6)	2009	175,886
(4)	DWT, dead weight tons, the international standard measure for drybulk vessels capacity.
(5)	The vessel was delivered to the Company in September 2023.
(6)	The vessels were delivered to the Company in the fourth quarter of 2023.